Summary of Significant Accounting Policies - Summary of Cash, Cash Equivalents and Restricted Cash (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents	$ 126,526	$ 65,265
Restricted cash	103	205
Cash, cash equivalents, and restricted cash	$ 126,629	$ 65,470	$ 72,721	$ 77,839